NTI - Acquisition Information (Details) bbl in Millions, $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2015 bbl	Dec. 31, 2014 USD ($)	Oct. 15, 2014 shares	Nov. 13, 2013 shares
Business Acquisition [Line Items]
Business Acquisitions, Number of Units Acquired | shares				1,160,092
Active Storage Capacity | bbl		8.2
Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Income Tax Expense			$ 22.1
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	38.70%
Business Combination, Consideration Transferred	$ 775.0
Business Combination, Consideration Transferred, Liabilities Incurred	242.0
Northern Tier Energy LP [Member] | Common Units [Member]
Business Acquisition [Line Items]
Business Acquisitions, Number of Units Acquired | shares					35,622,500
Term Loan [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 550.0
Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		38.40%